Direxion Monthly High Yield Bull 1_2X Fund Expense Example - Direxion Monthly High Yield Bull 1_2X Fund - Investor Class	Aug. 31, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 173
Expense Example, with Redemption, 3 Years	607
Expense Example, with Redemption, 5 Years	1,067
Expense Example, with Redemption, 10 Years	$ 2,342